Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 1,419	$ 1,122	$ 607
Future amortization expense next twelve months	963
Future amortization expense year two	400
Future amortization expense year three	380
Future amortization expense year four	368
Future amortization expense year five	368
Future amortization expense thereafter	$ 1,526